Derivatives - Foreign currency swaps and foreign currency forwards (Details) € in Thousands, ₪ in Thousands, $ in Thousands, $ in Thousands	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 ILS (₪)	Jun. 30, 2023 AUD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)
Foreign currency swaps EUR - NIS
Derivatives
Notional amount	€ 4,099	₪ 16,000			€ 542	₪ 2,000
Foreign currency swaps EUR - AUD
Derivatives
Notional amount	92		$ 150		379		$ 600
Foreign currency swaps USD - EUR
Derivatives
Notional amount	22,000			$ 24,322	0			$ 0
Foreign currency forwards EUR - NIS
Derivatives
Notional amount	€ 873	₪ 3,500			€ 0	₪ 0